Cash Reserves Portfolio
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS August 31, 1996

                                                   PRINCIPAL
                                                     AMOUNT
ISSUER                                           (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
BANK NOTES--13.1%
Bank America, Illinois
  5.70%, due 11/01/96 ....................       $    100,000     $  100,007,870
Comerica Bank, Detroit
  5.77%, due 08/13/97 ....................            100,000         99,963,030
First National Bank, Chicago
  5.80%, due 05/12/97 ....................            140,000        139,925,740
Morgan Guaranty Trust Co. ................
  5.54%, due 03/13/97 ....................            100,000         99,994,712
  5.95%, due 06/06/97 ....................             75,000         74,972,581
Nationsbank, Texas
  5.55%, due 11/08/96 ....................             65,000         64,991,857
                                                                  --------------
                                                                     579,855,790
                                                                  --------------

CERTIFICATES OF DEPOSIT
(EURODOLLARS)--3.9%
Abbey National PLC
  6.02%, due 07/29/97 ....................             75,000         75,000,000
Deutsche Bank
  6.00%, due 07/30/97 ....................            100,000        100,000,000
                                                                  --------------
                                                                     175,000,000
                                                                  --------------

CERTIFICATES OF DEPOSIT
(YANKEE)--29.8%
ABN Amro
  5.46%, due 12/09/96 ....................            100,000        100,002,641
  5.53%, due 03/18/97 ....................            100,000        100,005,209
Bank of Tokyo Mitsubishi New York
  5.55%, due 11/05/96 ....................             50,000         50,008,011
  5.64%, due 11/05/96 ....................             25,000         25,000,000
Dai Ichi Kangyo Bank
  5.40%, due 09/09/96 ....................            100,000        100,000,535
National Westminister Bank
  5.35%, due 10/07/96 ....................            150,000        150,002,974
Royal Bank of Canada
  5.68%, due 04/15/97 ....................             50,000         50,002,969
  5.25%, due 07/09/97 ....................            125,000        124,927,501
Sanwa Bank
  5.45%, due 10/15/96 ....................            100,000        100,000,000
  5.46%, due 10/22/96 ....................             50,000         50,000,702
  5.41%, due 10/28/96 ....................             50,000         50,000,784
Societe Generale Bank
  5.13%, due 09/03/96 ....................            100,000         99,998,297
  5.75%, due 05/22/97 ....................            100,000         99,965,501
Sumitomo Bank Ltd. .......................
  5.57%, due 09/03/96 ....................            100,000        100,000,000
  5.38%, due 09/26/96 ....................             50,000         50,000,000
  5.68%, due 11/05/96 ....................             75,000         75,000,000
                                                                   -------------
                                                                   1,324,915,124
                                                                   -------------

MEDIUM TERM NOTES--3.4%
General Electric Capital Corp. ...........
  5.26%, due 01/17/97 ....................             50,000         49,992,459
Toyota Motor Credit Corp. ................
  5.55%, due 03/20/97 ....................            100,000         99,988,981
                                                                   -------------
                                                                     149,981,440
                                                                   -------------

COMMERCIAL PAPER--8.3%
Associates Corp. of North America
  5.30%, due 09/03/96 ....................            150,000        149,955,833
Canadian Imperial Holdings, Inc. .........
  5.26%, due 09/30/96 ....................            100,000         99,576,278
Pooled Accounts Receivable Capital Corp. .
  5.30%, due 09/20/96 ....................            118,300        117,969,089
                                                                   -------------
                                                                     367,501,200
                                                                   -------------

FLOATING RATE NOTES--30.2%
Abbey National Treasury Services
  5.25%, due 07/15/97 ....................            130,000        129,918,741
Bank One, Dayton
  5.29%, due 02/12/97 ....................            100,000         99,978,044
Bayerische Landesbank
  5.292%, due 01/15/97 ...................            200,000        199,947,277
C.I.T. Group Holding
  5.25%, due 03/05/97 ....................            200,000        199,881,488
Federal National Mortgage Association
  5.18%, due 10/15/96 ....................            200,000        199,983,319
Key Bank, N.Y ............................
  5.28%, due 09/06/96 ....................            150,000        149,998,613
Merrill Lynch & Co., Inc. ................
  5.405%, due 12/04/96 ...................            150,000        149,998,074
SMM Trust
  5.55%, due 11/15/96 ....................             37,500         37,500,000
  5.422%, due 12/16/96 ...................             75,000         74,997,834
Wachovia Bank, North Carolina
  5.309%, due 02/12/97 ...................            100,000         99,967,007
                                                                   -------------
                                                                   1,342,170,397
                                                                   -------------

TIME DEPOSIT--6.0%
Banque Nationale de Paris
  5.27%, due 09/03/96 ....................            100,000        100,000,000
Deutsche Bank
  5.125%, due 09/03/96 ...................            100,000        100,000,000
Harris Trust & Savings Bank, Chicago
  5.281%, due 09/03/96 ...................             20,000         20,000,000
State Street Cayman Islands
  5.00%, due 09/03/96 ....................             44,080         44,080,000
                                                                   -------------
                                                                     264,080,000
                                                                   -------------

UNITED STATES TREASURY--4.3%
United States Treasury Bills
  5.425%, due 07/24/97 ...................             50,000         47,543,681
  5.525%, due 07/24/97 ...................             50,000         47,498,403
  5.473%, due 08/21/97 ...................             50,000         47,309,354
United States Treasury Notes
  6.875%, due 02/28/97 ...................             50,000         50,432,109
                                                                   -------------
                                                                     192,783,547
                                                                   -------------


TOTAL INVESTMENTS
   AT AMORTIZED COST .....................           99.0%         4,396,287,498
OTHER ASSETS, LESS LIABILITIES ...........            1.0             45,899,794
                                                    -----         --------------
NET ASSETS ...............................          100.0%        $4,442,187,292
                                                    =====         ==============

See notes to financial statements

Cash Reserves Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES August 31, 1996

ASSETS:
Investments at value (Note 1A) ................................  $4,396,287,498
Cash ..........................................................             889
Interest receivable ...........................................      46,416,814
                                                                 --------------
    Total assets ..............................................   4,442,705,201
                                                                 --------------
LIABILITIES:
Payable to affiliate--investment advisory fee (Note 2A) .......         190,319
Accrued expenses and other liabilities ........................         327,590
                                                                 --------------
    Total liabilities .........................................         517,909
                                                                 --------------
NET ASSETS ....................................................  $4,442,187,292
                                                                 ==============
REPRESENTED BY:
Paid-in capital for beneficial interests ......................  $4,442,187,292
                                                                 ==============

Cash Reserves Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended August 31, 1996

INTEREST INCOME (Note 1B) .......................                  $234,876,467
EXPENSES:
Investment advisory fees (Note 2A) ..............  $6,140,512
Administrative fees (Note 2B) ...................   2,046,838
Custodian fees ..................................   1,240,220
Trustees' fees ..................................      13,311
Auditing fees ...................................      36,117
Legal fees ......................................      20,528
Other ...........................................      71,196
                                                   ----------
     Total expenses .............................   9,568,722
     Less aggregate amount waived by Investment
       Adviser and Administrator
       (Notes 2A and 2B) ........................   (5,473,659)
     Less fees paid indirectly (Note 1E) ........         (156)
                                                   -----------
     Net expenses ...............................                     4,094,907
                                                                   ------------
     Net investment income ......................                  $230,781,560
                                                                   ============

See notes to financial statements

Cash Reserves Portfolio
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                 YEAR ENDED AUGUST 31,
                                           ---------------------------------
                                                  1996             1995
                                           --------------     ---------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income ................... $    230,781,560  $    160,543,199
                                          ----------------  ----------------


CAPITAL TRANSACTIONS:
Proceeds from contributions .............   24,522,122,636    23,437,948,762
Value of withdrawals ....................  (25,076,123,009)  (20,980,446,443)
                                          ----------------  ----------------
Net increase (decrease) in net assets from
  capital transactions ..................     (554,000,373)    2,457,502,319
                                          ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS ...     (323,218,813)    2,618,045,518
NET ASSETS:
Beginning of period .....................    4,765,406,105     2,147,360,587
                                          ----------------  ----------------
End of period ........................... $  4,442,187,292  $  4,765,406,105
                                          ================  ================

Cash Reserves Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        YEAR ENDED AUGUST 31,
                                                   ----------------------------------------------------------
                                                        1996        1995       1994       1993        1992
                                                        -----       ----       ----       ----        ----
RATIOS/SUPPLEMENTAL DATA:
Net assets (000 omitted) .......................  $4,442,187  $4,765,406 $2,147,361   $781,470     $901,024
Ratio of expenses to average net assets ........       0.10%       0.10%      0.11%      0.20%        0.25%
Ratio of net investment income to
  average net assets ...........................       5.64%       5.88%      3.87%      3.15%        4.42%
  Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets .................       0.23%       0.23%      0.24%      0.25%        0.25%
Net investment income to average net assets ....       5.50%       5.75%      3.74%      3.10%        4.42%

See notes to financial statements

 Cash Reserves Portfolio

Cash Reserves Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are in conformity with U.S. generally accepted accounting principles and are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

B. INTEREST INCOME AND EXPENSES -- Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. FEES PAID INDIRECTLY -- The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

F. OTHER -- Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
A. INVESTMENT ADVISORY FEE -- The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $6,140,512, of which $3,426,821 was voluntarily waived for the year ended August 31, 1996. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $2,046,838, all of which were voluntarily waived for the year ended August 31, 1996. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, maturities and sales of money market instruments aggregated $127,158,702,622 and $127,831,958,747, respectively, for the year ended August 31, 1996.

(4) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1996, the commitment fee allocated to the Portfolio was $16,485. Since the line of credit was established, there have been no borrowings.

Cash Reserves Portfolio
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF CASH RESERVES PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Cash Reserves Portfolio (the "Portfolio") as at August 31, 1996 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1996 by correspondence with the custodian, provide a reasonable basis for our opinion.

In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at August 31, 1996, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.


PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
October 9, 1996